Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021
Schedule of Operating Segments [Line Items]
Net interest income	£ 7,200	£ 4,993		£ 4,373
Other income, net of insurance claims	1,523	3,252		3,706
Total income, net of insurance claims	8,723	8,245		8,079
Profit before tax	3,661	2,997	[1]	3,905	[1]
External income	8,664	8,388		7,835
Retail
Schedule of Operating Segments [Line Items]
External income	6,008	6,045		5,722
Commercial Banking
Schedule of Operating Segments [Line Items]
External income	1,737	1,652		1,683
Insurance and Wealth
Schedule of Operating Segments [Line Items]
External income	746	678		684
Other
Schedule of Operating Segments [Line Items]
External income	173	13		(254)
Operating segments
Schedule of Operating Segments [Line Items]
Net interest income	6,135	5,745		5,418
Other income, net of insurance claims	2,529	2,643		2,417
Total income, net of insurance claims	8,664	8,388		7,835
Profit before tax	3,746	3,716		3,820
Operating segments | Retail
Schedule of Operating Segments [Line Items]
Net interest income	4,845	4,627		4,423
Other income, net of insurance claims	946	925		813
Total income, net of insurance claims	5,791	5,552		5,236
Profit before tax	2,486	2,849		2,398
Operating segments | Commercial Banking
Schedule of Operating Segments [Line Items]
Net interest income	1,220	1,034		971
Other income, net of insurance claims	626	598		676
Total income, net of insurance claims	1,846	1,632		1,647
Profit before tax	686	222		1,139
Operating segments | Insurance and Wealth
Schedule of Operating Segments [Line Items]
Net interest income	40	8		12
Other income, net of insurance claims	724	773		660
Total income, net of insurance claims	764	781		672
Profit before tax	186	297		56
Operating segments | Other
Schedule of Operating Segments [Line Items]
Net interest income	30	76		12
Other income, net of insurance claims	233	347		268
Total income, net of insurance claims	263	423		280
Profit before tax	388	348		227
intersegment income (expense)
Schedule of Operating Segments [Line Items]
Total income, net of insurance claims	0	0		0
intersegment income (expense) | Retail
Schedule of Operating Segments [Line Items]
Total income, net of insurance claims	(217)	(493)		(486)
intersegment income (expense) | Commercial Banking
Schedule of Operating Segments [Line Items]
Total income, net of insurance claims	109	(20)		(36)
intersegment income (expense) | Insurance and Wealth
Schedule of Operating Segments [Line Items]
Total income, net of insurance claims	18	103		(12)
intersegment income (expense) | Other
Schedule of Operating Segments [Line Items]
Total income, net of insurance claims	90	410		534
Material reconciling items | Insurance grossing adjustment
Schedule of Operating Segments [Line Items]
Net interest income	1,139	(604)		(938)
Other income, net of insurance claims	(1,083)	733		1,026
Total income, net of insurance claims	56	129		88
Profit before tax	0	0		0
Material reconciling items | Market volatility and asset sales
Schedule of Operating Segments [Line Items]
Net interest income	(12)	(73)		(18)
Other income, net of insurance claims	76	(70)		279
Total income, net of insurance claims	64	(143)		261
Profit before tax	69	(152)		239
Material reconciling items | Amortisation of purchased intangibles
Schedule of Operating Segments [Line Items]
Net interest income	0	0		0
Other income, net of insurance claims	0	0		0
Total income, net of insurance claims	0	0		0
Profit before tax	(35)	(35)		(35)
Material reconciling items | Restructuring costs
Schedule of Operating Segments [Line Items]
Net interest income	0	0		0
Other income, net of insurance claims	0	(51)		(8)
Total income, net of insurance claims	0	(51)		(8)
Profit before tax	(47)	(442)		(10)
Material reconciling items | Fair value unwind and other items
Schedule of Operating Segments [Line Items]
Net interest income	(62)	(75)		(89)
Other income, net of insurance claims	1	(3)		(8)
Total income, net of insurance claims	(61)	(78)		(97)
Profit before tax	£ (72)	£ (90)		£ (109)

[1]	Restated, see page 53.